Revenue	12 Months Ended
Feb. 28, 2021
Revenue [Abstract]
Revenue
18	Revenue

This represents revenue arising from the Group’s contracts with customers for license fees and platform service fees.

	Year ended February 28, 2021	Year ended February 29, 2020	Year ended February 28, 2019
	US$	US$	US$
License fees	30,918	8,458	—
Platform service fees
-Trade discovery sub-module	22,369,694	14,432,428	—
-Trade finance sub-module	33,073,113	2,457,292	—
	55,473,725	16,898,178	—

License fees

Nature of services

The license fees charged provide customers the right to access the platform, where customers can obtain the economic benefits by transacting on the platform from the point the access rights were given to the customers. License fees are agreed upon signing of sales contracts and are non-refundable.

Revenue recognition

License fees are recognised over time of the contract period of 12 months because the customers are being provided with the right to use the platform as it exists throughout the period.

Significant payment terms

Invoices for license fees are generated after each successful sign-up on the platform. Credit terms are generally 90 days.

Platform service fees – Trade Discovery sub-module

Nature of services

The platform enables the customers to connect to other counterparties to perform trade transactions. Sales contracts are entered with the customers before onboarding the customers to commence trading. The fees charged are calculated based on the percentage fee agreed in the contract and actual volume of trade transactions.

Revenue recognition

Platform service fees are recognised at the point in time where the trades are completed on the platform (i.e. trade has been transacted and both buyers and sellers have acknowledged the trades on the platform). Each completed trade constitutes a single performance obligation, as the platform serves as a commonplace to connect the buyer and seller to execute the trade. Transaction price is determined based on total trade transaction value and fee agreed in the sales contract.

Significant payment terms

Non-refundable advances are collected from customers upon entering into the sales agreement. These advances will be utilised to offset against fee collection on future completed trade transactions on the platform.

Invoices are generated at the end of each month for all completed trades. The invoice amount is first offset with the advances previously collected and the remaining balance is payable with credit terms of 90 days.

Platform service fees – trade finance sub-module

Nature of services

The platform enables the customers to connect to other counterparties to obtain trade financing from lenders. Sales contracts are entered with the customers before onboarding the customers to commence trading. The fees charged are calculated based on the percentage fee agreed in the contract and total approved funding.

Revenue recognition

Platform service fees are recognised at the point in time when funding is provided to the borrowers on the platform (i.e. lender has disbursed the loan funding to the borrower and the borrower has acknowledged the loan funding on the platform). Each completed trade constitutes a single performance obligation, as the platform serves as a commonplace to connect the borrower and lender to execute the trade. Transaction price is determined based on total approved fund value and fee agreed in the sales contract.

Significant payment terms

Non-refundable advances are collected from customers upon entering into the sales agreement. These advances will be utilised to offset against fee collection on future completed trade transactions on the platform.

Invoices are generated at the end of each month for all completed trades. The invoice amount is first offset with the advances previously collected and the remaining balance is payable with credit terms of less than 90 days.

Contract balances

The following table provides information about receivables and contract liabilities from contracts with customers.

		As of February 28, 2021	As of February 29, 2020
	Note	US$	US$
Trade receivables – external customers	7	22,853,115	10,162,246
Trade receivables – related parties	8	—	3,232,810
Contract liabilities	18	(49,124)	(97,542)

Contract liabilities relate to advances collected from customers upon sign-up as part of the license fees billed and license fees deferred, as revenue is recognised over the contract terms of
12 to 36 months.

Significant changes in the contract liabilities balances during the year are as follows:

	Year ended February 28, 2021	Year ended February 29, 2020
	US$	US$
Revenue recognised that was included in contract liabilities balance at the beginning of the year	(97,542)	—
Increases due to advances and license fees collected	(36,750)	(232,000)
Amounts recognised as revenue during the year	30,918	8,458
Advances utilised during the year	54,250	126,000
	(49,124)	(97,542)